Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2014
Other Assets And Other Liabilities Disclosure [Abstract]
Other Assets And Other Liabilities Disclosure [Text Block]

17. Other Assets and Other Liabilities

	December 31
	2014	2013

Other assets
Fair value of commodity swaps	$-	$2,819
Fair value of interest rate swaps	5,315	19,199
	5,315	22,018
Less current portion of other assets	-	2,149
	$5,315	$19,869

Other liabilities
Fair value of interest rate swaps	$23,215	$19,733
Fair value of commodity swaps	3,384	-
Fair value of wood waste supply agreement	-	806
Deferred lease liabilities	941	1,220
Unfavourable lease arrangements	310	515
Contingent acquisition payables	-	459
Share based compensation (Note 27)	5,350	4,300
Other	476	635
	33,676	27,668
Less current portion of other liabilities	16,558	12,925
	$17,118	$14,743